Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting (Tables) [Abstract]
Summary of information for reportable segments

Summary information for the reportable segments (which excludes unconsolidated entities) during the years ended December 31, 2012, 2011 and 2010 is as follows (in thousands):

Year Ended December 31, 2012:	Seniors Housing Triple-net	Seniors Housing Operating	Medical Facilities	Non-segment / Corporate	Total
Rental income	$692,275	$-	$387,462	$-	$1,079,737
Resident fees and services	-	697,494	-	-	697,494
Interest income	24,380	6,208	8,477	-	39,065
Other income	2,412	-	1,947	912	5,271
Total revenues	719,067	703,702	397,886	912	1,821,567

Property operating expenses	-	(471,678)	(98,439)	-	(570,117)
Net operating income from continuing operations	719,067	232,024	299,447	912	1,251,450

Reconciling items:
Interest expense	(4,525)	(67,524)	(31,540)	(263,418)	(367,007)
(Loss) gain on derivatives, net	(96)	1,921	-	-	1,825
Depreciation and amortization	(203,848)	(165,798)	(146,103)	-	(515,749)
General and administrative	-	-	-	(97,341)	(97,341)
Transaction costs	(35,705)	(12,756)	(13,148)	-	(61,609)
(Loss) gain on extinguishment of debt, net	(2,405)	2,697	483	-	775
Provision for loan losses	(27,008)	-	-	-	(27,008)
Income (loss) from continuing operations before income taxes and income from unconsolidated entities	$445,480	$(9,436)	$109,139	$(359,847)	$185,336

Total assets	$8,447,698	$5,323,777	$4,706,159	$1,071,475	$19,549,109

Year Ended December 31, 2011:	Seniors Housing Triple-net	Seniors Housing Operating	Medical Facilities	Non-segment / Corporate	Total
Rental income	$546,416	$-	$274,659	$-	$821,075
Resident fees and services	-	456,085	-	-	456,085
Interest income	34,068	-	7,002	-	41,070
Other income	6,620	-	3,985	690	11,295
Total revenues	587,104	456,085	285,646	690	1,329,525

Property operating expenses	-	(314,142)	(63,597)	-	(377,739)
Net operating income from continuing operations	587,104	141,943	222,049	690	951,786

Reconciling items:
Interest expense	(150)	(46,342)	(21,909)	(228,884)	(297,285)
Depreciation and amortization	(158,744)	(138,192)	(96,808)	-	(393,744)
General and administrative	-	-	-	(77,201)	(77,201)
Transaction costs	(27,993)	(36,328)	(5,903)	-	(70,224)
(Loss) gain on extinguishment of debt, net	-	979	-	-	979
Provision for loan losses	-	-	(2,010)	-	(2,010)
Income (loss) from continuing operations before income taxes and income from unconsolidated entities	$400,217	$(77,940)	$95,419	$(305,395)	$112,301

Total assets	$7,823,953	$3,041,238	$3,795,940	$263,475	$14,924,606

Year Ended December 31, 2010:	Seniors Housing Triple-net	Seniors Housing Operating	Medical Facilities	Non-segment / Corporate	Total
Rental income	$282,974	$-	$195,960	$-	$478,934
Resident fees and services	-	51,006	-	-	51,006
Interest income	36,176	-	4,679	-	40,855
Other income	3,386	-	985	2,874	7,245
Total revenues	322,536	51,006	201,624	2,874	578,040

Property operating expenses	-	(32,621)	(45,166)	-	(77,787)
Net operating income from continuing operations	322,536	18,385	156,458	2,874	500,253

Reconciling items:
Interest expense	4,610	(7,794)	(17,579)	(113,129)	(133,892)
Depreciation and amortization	(81,579)	(15,504)	(67,943)	-	(165,026)
General and administrative	-	-	-	(54,626)	(54,626)
Transaction costs	(20,612)	(20,936)	(5,112)	-	(46,660)
Loss (gain) on extinguishment of debt, net	(7,791)	-	(1,308)	(25,072)	(34,171)
Provision for loan losses	(29,684)	-	-	-	(29,684)
Income (loss) from continuing operations before income taxes and income from unconsolidated entities	$187,480	$(25,849)	$64,516	$(189,953)	$36,194